Net Income (Loss) Per Share (Additional Information) (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Anti-dilutive securities	12,993,266	9,933,508	12,507,026	9,048,927